Derivatives (Tables)	9 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
The following table presents the notional amounts of the Company’s outstanding derivative instruments:

	As of
(in millions)	December 31, 2024	March 31, 2024
Designated as cash flow hedges
Foreign currency forward contracts	$425	$919

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair value of the Company’s outstanding derivative instruments:

	Derivative Assets		Derivative Liabilities
	As of		As of
(in millions)	December 31, 2024	March 31, 2024	December 31, 2024	March 31, 2024
Designated as cash flow hedges
Foreign currency forward contracts	$—	$4	$12	$4

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents net gains (losses) on foreign currency forward contracts designated as cash flow hedges:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions)	2024	2023	2024	2023
Condensed Consolidated Statements of Comprehensive Income:
Change in gains (losses) recognized in accumulated other comprehensive income on cash flow hedge derivatives	$(30)	$17	$(5)	$15
(Gains) losses reclassified from Accumulated other comprehensive income into income	(3)	—	(8)	(16)
Income tax benefit (expense) on cash flow hedges	8	(4)	3	—
Net change in fair value of the effective portion of designated cash flow hedges, net of tax (1)	$(25)	$13	$(10)	$(1)
Condensed Consolidated Income Statements, before tax:
Research and development	$2	$—	$5	$9
Selling, general and administrative expenses	$1	$—	$3	$7
(1)    All amounts reported in accumulated other comprehensive income at the reporting date are expected to be reclassified into earnings within the next 18 months.